UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09357

                            JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2005 - March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL Variable Funds (Unaudited)
Schedule of Investments (in thousands)
March 31, 2005



JNL/Mellon Capital Management 25 Fund (NY)                                              SHARES       MARKET VALUE
Common Stocks - 99.9%
Aerospace & Defense - 4.7%
  Goodrich Corp.                                                                           25            $968


Chemicals - 8.4%
  Kronos Worldwide Inc.                                                                    20             862
  PPG Industries Inc.                                                                      12             867
                                                                                                        1,729
Commercial Services - 4.3%
  Quebecor World Inc.                                                                      38             903


Electrical Components & Equipment - 7.5%
  Emerson Electric Co.                                                                     12             762
  Hubbell Inc.                                                                             16             803
                                                                                                        1,565
Environmental Control - 3.8%
  Waste Management Inc.                                                                    28             796


Food - 11.7%
  Fresh Del Monte Produce Inc.                                                             28             851
  General Mills Inc.                                                                       17             813
  Kraft Foods Inc. (c)                                                                     23             766
                                                                                                        2,430
Forest Products & Paper - 7.5%
  International Paper Co.                                                                  20             723
  Weyerhaeuser Co.                                                                         12             841
                                                                                                        1,564
Hand & Machine Tools - 3.7%
  Stanley Works                                                                            17             763


Home Furnishings - 3.9%
  Whirlpool Corp.                                                                          12             804


Household Products - 8.1%
  Avery Dennison Corp.                                                                     14             853
  Kimberly-Clark Corp.                                                                     13             825
                                                                                                        1,678
Manufacturing - 4.3%
  SPX Corp. (c)                                                                            21             892


Media - 3.4%
  Dow Jones & Co. Inc.                                                                     19             717


Mining - 4.1%
  Freeport-Mcmoran Copper & Gold Inc. (c)                                                  22             855


Office & Business Equipment - 3.9%
  Pitney Bowes Inc.                                                                        18             805


Oil & Gas Producers - 4.9%
  ConocoPhillips                                                                           10           1,027


Packaging & Containers - 4.1%
  Packaging Corp of America (c)                                                            35             852


Pharmaceuticals - 3.6%
  Eli Lilly & Co.                                                                          15             758


Telecommunications - 3.7%
  Alltel Corp.                                                                             14             768


Toys & Hobbies - 4.3%
  Mattel Inc.                                                                              42             904

  Total Common Stocks (cost $20,001)                                                                   20,778
Short Term Investments - 13.7%
Money Market Funds - 1.0%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                        203             203

Securities Lending Collateral - 12.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                2,641           2,641

  Total Short Term Investments (cost $2,844)                                                            2,844
Total Investments - 113.6% (cost $22,845)                                                              23,622

Other Assets and Liabilities, Net -  (13.6%)                                                          (2,823)

Total Net Assets - 100%                                                                               $20,799

JNL/Mellon Capital Management Global 15 Fund (NY)
Common Stocks - 98.5%
Auto Parts & Equipment - 7.1%
  GKN Plc                                                                                 189            $904


Banks - 6.5%
  BOC Hong Kong Holdings Ltd.                                                             448             825


Diversified Financial Services - 5.9%
  JPMorgan Chase & Co.                                                                     22             759


Electric - 6.7%
  Scottish Power Plc                                                                      111             855


Holding Companies - Diversified - 6.9%
  Citic Pacific Ltd.                                                                      301             882


Insurance - 6.7%
  Royal & Sun Alliance Insurance Group                                                    575             853


Manufacturing - 6.6%
  General Electric Co.                                                                     23             846


Oil & Gas Producers - 6.7%
  CNOOC Ltd.                                                                            1,594             858


Pharmaceuticals - 13.3%
  Merck & Co. Inc. (c)                                                                     27             863
  Pfizer Inc.                                                                              32             837
                                                                                                        1,700
Real Estate - 6.3%
  Hang Lung Properties Ltd.                                                               555             805


Telecommunications - 12.9%
  BT Group Plc                                                                            220             853
  SBC Communications Inc. (c)                                                              33             788
                                                                                                        1,641
Transportation - 12.9%
  MTR Corp.                                                                               535             822
  Peninsular & Oriental Steam Navigation Co                                               150             820
                                                                                                        1,642

  Total Common Stocks (cost $12,353)                                                                   12,570
Short Term Investments - 15.1%
Money Market Funds - 1.6%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                        205             205

Securities Lending Collateral - 13.5%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                1,720           1,720

  Total Short Term Investments (cost $1,925)                                                            1,925
Total Investments - 113.6% (cost $14,278)                                                              14,495

Other Assets and Liabilities, Net -  (13.6%)                                                          (1,730)

Total Net Assets - 100%                                                                               $12,765

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
Common Stocks - 99.8%
Auto Manufacturers - 4.5%
  Paccar Inc. (c)                                                                           1             $56


Computers - 2.2%
  Cognizant Technology Solutions Corp. (b)                                                  1              27


Electronics - 1.8%
  Garmin Ltd.                                                                               -              23


Healthcare - 1.6%
  Lincare Holdings Inc. (b) (c)                                                             -              20


Internet - 4.9%
  Symantec Corp.                                                                            3              61


Retail - 17.3%
  Sears Holdings Corp.                                                                      -              53
  Staples Inc.                                                                              2              70
  Starbucks Corp. (b)                                                                       2              92
                                                                                                          215
Software - 34.5%
  Adobe Systems Inc.                                                                        1              71
  Autodesk Inc. (c)                                                                         1              30
  Citrix Systems Inc. (b)                                                                   1              18
  Oracle Corp. (b)                                                                         23             284
  Pixar (b)                                                                                 -              24
                                                                                                          427
Wireless Telecommunications - 33.0%
  Nextel Communications Inc. (b)                                                            5             141
  Qualcomm Inc.                                                                             7             267
                                                                                                          408

  Total Common Stocks (cost $1,268)                                                                     1,237
Short Term Investments - 21.2%
Money Market Funds - 2.8%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                         34              34

Securities Lending Collateral - 18.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                  228             228

  Total Short Term Investments (cost $262)                                                                262
Total Investments - 121.0% (cost $1,530)                                                                1,499

Other Assets and Liabilities, Net -  (21.0%)                                                            (261)

Total Net Assets - 100%                                                                                $1,238

JNL/Mellon Capital Management Select Small-Cap Fund (NY)
Common Stocks - 100.0%
Building Materials - 5.5%
  NCI Building Systems Inc. (b)                                                             6            $248
  Texas Industries Inc. (c)                                                                 7             369
                                                                                                          617
Computers - 0.9%
  SI International Inc. (b)                                                                 3              96


Diversified Financial Services - 2.2%
  Accredited Home Lenders Holding Co. (b)                                                   7             243


Electrical Components & Equipment - 2.6%
  Intermagnetics General Corp. (b)                                                          9             214
  Ultralife Batteries Inc. (b)                                                              5              77
                                                                                                          291
Electronics - 3.8%
  II-VI Inc. (b)                                                                            9             161
  Paxar Corp. (b)                                                                          13             268
                                                                                                          429
Environmental Control - 2.1%
  Aleris International Inc. (b)                                                             9             231


Food - 5.7%
  Sanderson Farms Inc.                                                                      6             273
  United Natural Foods Inc. (b)                                                            13             364
                                                                                                          637
Healthcare - 10.0%
  LCA-Vision Inc.                                                                           6             211
  Psychiatric Solutions Inc. (b)                                                            6             291
  TLC Vision Corp.                                                                         21             203
  Ventana Medical Systems Inc. (b)                                                         11             412
                                                                                                        1,117
Home Builders - 4.3%
  Meritage Homes Corp. (b) (c)                                                              8             480


Household Products - 3.7%
  Jarden Corp. (b) (c)                                                                      9             409


Internet - 3.6%
  Websense Inc. (b)                                                                         7             398


Leisure Time - 2.2%
  Nautilus Group Inc.                                                                      10             247


Metal Fabrication & Hardware - 5.7%
  Commercial Metals Co.                                                                    19             631


Oil & Gas Producers - 8.2%
  Atwood Oceanics Inc. (b)                                                                  5             318
  Harvest Natural Resources Inc. (b)                                                       11             136
  Petroleum Development Corp. (b)                                                           5             197
  Swift Energy Co. (b)                                                                      9             250
                                                                                                          901
Oil & Gas Services - 7.7%
  Maverick Tube Corp. (b)                                                                  13             438
  Superior Energy Services Inc. (b)                                                        24             417
                                                                                                          855
Packaging & Containers - 2.2%
  Grief Inc.                                                                                3             242


Pharmaceuticals - 1.5%
  Mannatech Inc. (c)                                                                        8             164


Real Estate - 2.3%
  LaSalle Hotel Properties                                                                  9             259


Retail - 10.5%
  Charming Shoppes (b)                                                                     38             306
  Guitar Center Inc. (b)                                                                    8             440
  Jack In The Box Inc. (b) (c)                                                             12             427
                                                                                                        1,173
Software - 6.2%
  Ansys Inc. (b)                                                                           10             338
  Verint Systems Inc. (b)                                                                  10             347
                                                                                                          685
Toys & Hobbies - 3.6%
  Jakks Pacific Inc. (b)                                                                    8             178
  RC2 Corp. (b)                                                                             6             219
                                                                                                          397
Transportation - 5.6%
  EGL Inc. (b)                                                                             14             329
  Forward Air Corp.                                                                         7             290
                                                                                                          619

  Total Common Stocks (cost $10,557)                                                                   11,121
Short Term Investments - 14.8%
Money Market Funds - 1.1%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                        128             128

Securities Lending Collateral - 13.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                1,529           1,529

  Total Short Term Investments (cost $1,657)                                                            1,657
Total Investments - 114.8% (cost $12,214)                                                              12,778

Other Assets and Liabilities, Net -  (14.8%)                                                          (1,648)

Total Net Assets - 100%                                                                               $11,130

JNL/Mellon Capital Management The Dow(SM) 10 Fund (NY)
Common Stocks - 99.8%
Auto Manufacturers - 7.7%
  General Motors Corp. (c)                                                                 43          $1,269


Chemicals - 11.1%
  EI Du Pont de Nemours & Co.                                                              36           1,822


Diversified Financial Services - 19.3%
  Citigroup Inc.                                                                           36           1,626
  JPMorgan Chase & Co.                                                                     45           1,546
                                                                                                        3,172
Manufacturing - 10.5%
  General Electric Co.                                                                     48           1,723


Pharmaceuticals - 21.0%
  Merck & Co. Inc.                                                                         54           1,755
  Pfizer Inc.                                                                              65           1,703
                                                                                                        3,458
Telecommunications - 18.9%
  SBC Communications Inc.                                                                  68           1,602
  Verizon Communications Inc.                                                              43           1,516
                                                                                                        3,118
Tobacco - 11.3%
  Altria Group Inc.                                                                        29           1,866

  Total Common Stocks (cost $17,038)                                                                   16,428
Short Term Investments - 9.5%
Money Market Funds - 1.4%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                        239             239

Securities Lending Collateral - 8.1%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                1,330           1,330

  Total Short Term Investments (cost $1,569)                                                            1,569
Total Investments - 109.3% (cost $18,607)                                                              17,997

Other Assets and Liabilities, Net -  (9.3%)                                                           (1,522)

Total Net Assets - 100%                                                                               $16,475

JNL/Mellon Capital Management The S&P(R) 10 Fund (NY)
Common Stocks - 99.6%
Agriculture - 9.6%
  Archer-Daniels-Midland Co.                                                               77          $1,889


Healthcare - 29.6%
  Aetna Inc.                                                                               27           2,061
  UnitedHealth Group Inc.                                                                  19           1,858
  WellPoint Inc. (b)                                                                       15           1,869
                                                                                                        5,788
Oil & Gas Producers - 14.1%
  Valero Energy Corp.                                                                      38           2,767


Oil & Gas Services - 9.6%
  Halliburton Co.                                                                          44           1,890


Pharmaceuticals - 8.8%
  Caremark Rx Inc. (b)                                                                     43           1,730


Retail - 11.0%
  JC Penney Co.                                                                            41           2,150


Telecommunications - 8.0%
  Sprint Corp.                                                                             69           1,576


Transportation - 8.9%
  Norfolk Southern Corp.                                                                   47           1,755

  Total Common Stocks (cost $17,015)                                                                   19,545
Short Term Investments - 0.7%
Money Market Funds - 0.7%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                        147             147

  Total Short Term Investments (cost $147)                                                                147
Total Investments - 100.3% (cost $17,162)                                                              19,692

Other Assets and Liabilities, Net -  (0.3%)                                                              (59)

Total Net Assets - 100%                                                                               $19,633

JNL/Mellon Capital Management Value Line 25 Fund (NY)
Common Stocks - 99.1%
Chemicals - 0.8%
  Georgia Gulf Corp.                                                                        3            $152


Computers - 17.3%
  Apple Computer Inc. (b) (c)                                                              63           2,642
  Cognizant Technology Solutions Corp. (b)                                                 10             484
                                                                                                        3,126
Electric - 10.1%
  TXU Corp. (c)                                                                            23           1,829


Hand & Machine Tools - 2.8%
  Black & Decker Corp.                                                                      6             503


Healthcare - 34.7%
  Aetna Inc. (c)                                                                           23           1,746
  UnitedHealth Group Inc.                                                                  47           4,456
                                                                                                        6,202
Home Builders - 2.1%
  NVR Inc. (b) (c)                                                                          -             387


Home Furnishings - 2.6%
  Harman International Industries Inc.                                                      5             467


Internet - 1.0%
  Websense Inc. (b)                                                                         3             174


Iron & Steel - 5.6%
  AK Steel Holding Corp. (b)                                                               11             126
  Carpenter Technology                                                                      3             167
  Nucor Corp. (c)                                                                          13             723
                                                                                                        1,016
Oil & Gas Producers - 2.0%
  Berry Petroleum Co. - Class A                                                             3             178
  Southwestern Energy Co. (b)                                                               3             184
                                                                                                          362
Oil & Gas Services - 1.0%
  Cal Dive International Inc. (b) (c)                                                       4             183


Retail - 4.6%
  Aeropostale Inc. (b)                                                                      6             183
  American Eagle Outfitters (c)                                                            12             343
  Urban Outfitters Inc. (b)                                                                 6             308
                                                                                                          834
Semiconductors - 0.7%
  Cree Inc. (b) (c)                                                                         6             126


Software - 10.0%
  Adobe Systems Inc.                                                                       19           1,264
  Autodesk Inc.                                                                            18             539
                                                                                                        1,803
Transportation - 3.8%
  JB Hunt Transportation Services Inc.                                                      6             280
  OMI Corp. (c)                                                                            10             187
  Yellow Roadway Corp. (b) (c)                                                              4             224
                                                                                                          691

  Total Common Stocks (cost $16,136)                                                                   17,855
Short Term Investments - 29.4%
Money Market Funds - 1.7%
  Dreyfus Cash Management Plus Fund, 2.63% (a) (d)                                        315             315

Securities Lending Collateral - 27.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                4,998           4,998

  Total Short Term Investments (cost $5,313)                                                            5,313
Total Investments - 128.5% (cost $21,449)                                                              23,168

Other Assets and Liabilities, Net -  (28.5%)                                                          (5,143)

Total Net Assets - 100%                                                                               $18,025

Notes to the Schedules of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2005.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d)  Investments in affiliates.

Summary of Investments by Country:
                                    JNL/Mellon Capital
                                         Management
                                    Global 15 Fund (NY)


Hong Kong                                    32.8 %
United Kingdom                               33.5
United States                                33.7
Total Investments                          100.0 %



Summary of Open Currency Contracts (in thousands):
                    Currency        Settlement      Notional     Currency         Unrealized
                  Purchased/Sold       Date          Amount         Value          Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund  (NY)

                  GBP/USD           04/01/05         22 GBP       $    42             $  -
                  HKD/USD           04/01/05        294 HKD            37                -
                  USD/HKD           04/01/05       (134)HKD           (17)               -
                  USD/HKD           04/01/05       (134)HKD           (17)               -

                                                                   $   45             $  -





Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.



ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 20, 2005


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 20, 2005